AllianzGI Income & Growth Fund
AllianzGI Income & Growth Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2018

to the Statutory Prospectus for

Class A, Class C, Class T, Class R, Institutional Class,

Class R6, Class P, and Administrative Class Shares of

Allianz Funds

Dated August 28, 2018 (as revised August 30, 2018)

Disclosure Relating to AllianzGI Income & Growth Fund (the “Fund”)

On October 3, 2018, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) effective as of November 1, 2018 through October 31, 2019 (the “Agreement”). The Trust’s statutory prospectus is hereby revised to reflect the terms of the Agreement, as described in further detail below.

Within the Fund Summary relating to the Fund, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Income & Growth Fund		Class A	Class C	Class T	R	Institutional Class	R6	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Income & Growth Fund		Class A	Class C	Class T	R	Institutional Class	R6	P
Management Fees		1.02%	1.02%	1.02%	1.02%	0.92%	0.87%	1.02%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	0.50%	none	none	none
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.28%	2.03%	1.28%	1.53%	0.93%	0.88%	1.03%
Expense Reductions	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.27%	2.02%	1.27%	1.52%	0.92%	0.87%	1.02%
[1]	AllianzGI U.S. has contractually agreed to observe, through October 31, 2019, an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund's average daily net assets.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Income & Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	933	1,213	2,009
Class C	305	636	1,092	2,358
Class T	376	645	934	1,756
R	155	482	833	1,823
Institutional Class	94	295	514	1,142
R6	89	280	487	1,083
P	104	327	568	1,259

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Income & Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	933	1,213	2,009
Class C	205	636	1,092	2,358
Class T	376	645	934	1,756
R	155	482	833	1,823
Institutional Class	94	295	514	1,142
R6	89	280	487	1,083
P	104	327	568	1,259

Please retain this Supplement for future reference.